Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Schedule of Revenues are Disaggregated by Major Products/Service Lines

The Company’s revenues are disaggregated by major products/service lines, channel and timing of revenue recognition. Detailed information is specified as follows:

	For the Years Ended December 31,
Channel	2022	2023	2024
	RMB	RMB	RMB
Online consumer product sales	67,016,645	30,811,746	14,930,462
Offline consumer product sales	109,403,748	173,783,356	258,276,242
Revenues from collaborative arrangements	1,867,042	—	—
Advertising	870,580	886,802	127,253
Experience stores	428,051	—	—
Total Revenues	179,586,066	205,481,904	273,333,957

Schedule of Major Products/Services Lines
	For the Years Ended December 31,
Major products/services lines	2022	2023	2024
	RMB	RMB	RMB
Private label products	121,656,429	130,430,099	146,957,860
Ready to heat (“RTH”)	16,381,564	4,758,751	1,795,560
Ready to eat (“RTE”) & Plant Base	34,115,276	58,623,131	98,105,015
Ready to cook (“RTC”)	2,545,547	10,783,121	26,348,269
Fresh products	1,721,577	—	—
Total product revenues	176,420,393	204,595,102	273,206,704

Advertising service	870,580	886,802	127,253
Experience stores	428,051	—	—
Total service revenues	1,298,631	886,802	127,253

Revenues from collaborative arrangement	1,867,042	—	—
Total Revenues	179,586,066	205,481,904	273,333,957

Schedule of Timing of Revenue Recognition
	For the Years Ended December 31,
Timing of revenue recognition	2022	2023	2024
	RMB	RMB	RMB
Revenue from goods or services transferred to customers at a point in time	177,315,343	205,481,904	273,333,957
Revenue from services transferred to customers over time	2,270,723	—	—
Total Revenues	179,586,066	205,481,904	273,333,957

Schedule of Revenue is Disaggregated by Geographic Location of Customers

In the following table, revenue is disaggregated by geographic location of customers’ headquarters.

	For the Years Ended December 31,
(based on the location of customer)	2022	2023	2024
	RMB	RMB	RMB
Chinese mainland	174,700,347	191,565,207	245,605,381
Hong Kong	4,885,719	5,260,144	3,971,123
The United States	—	8,656,553	23,757,453
Total Revenues	179,586,066	205,481,904	273,333,957

Schedule of Changes in the Contract Liabilities Balances	Changes in the contract liabilities balances for the years ended December 31, 2022, 2023 and 2024 are as follows:
	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance as of beginning of the year	2,069,565	6,293,066	13,773,974
Revenues recognized from opening balance of contract liabilities	(2,069,565)	(6,293,066)	(13,773,974)
Increase due to business acquisition	—	2,678,134	—
Increase due to cash received	35,789,984	63,653,408	57,294,497
Revenues recognized from cash received during the year	(29,496,918)	(52,557,568)	(44,917,326)
Balance as of end of the year	6,293,066	13,773,974	12,377,171